Annual Total Returns[BarChart] - SA Fidelity Institutional AMSM Real Estate Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.13%	17.24%	(2.06%)	29.77%	1.78%	8.63%	5.41%	(6.46%)	26.21%	(1.11%)